Offerings - Offering: 1	Sep. 26, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	581,395
Proposed Maximum Offering Price per Unit | $ / shares	47.08
Maximum Aggregate Offering Price	$ 27,372,076.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,190.67
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), AST SpaceMobile, Inc. (the “Registrant”) initially deferred payment of all the registration fees for the Registration Statement on Form S-3 (Registration No. 333-281939), filed by the Registrant on September 5, 2024. This calculation of filing fee table exhibit (this “Exhibit”) is being filed in connection with a prospectus supplement, dated September 26, 2025, filed by the Registrant pursuant to Rule 424(b) under the Securities Act. The maximum offering price per share was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Class A common stock on the Nasdaq Global Select Market on September 22, 2025. The prospectus to which this Exhibit is attached is a final prospectus supplement for the related offering.